Consolidated Statements of Financial Position	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Current
Cash	$ 33,227	$ 171,397
Prepaid expenses and other receivables	18,200	24,007
Total current assets	51,427	195,404
Property and equipment	48,092	26,012
Patents	0	3,877
Total assets	99,519	225,293
Current
Trade payables and other liabilities	287,575	343,850
Current lease liability	15,366	24,788
Debenture payable	38,001	40,207
Convertible debentures	3,792,064	2,452,402
Derivative liabilities	641,299	787,081
Total current liabilities	4,774,305	3,648,328
Non-current lease liability	29,418	0
Long-term loan	43,796	48,243
Total liabilities	4,847,519	3,696,571
Shareholders' Deficiency
Share capital	87,784,725	86,815,836
Contributed surplus	27,459,730	28,197,382
Equity component of convertible debentures	793,140	14,004
Accumulated deficit	(120,785,595)	(118,498,500)
Total shareholders' deficiency	(4,748,000)	(3,471,278)
Total liabilities and shareholders' deficiency	$ 99,519	$ 225,293